Aggregate Amount Of Certificate Deposit - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits Liabilities, Balance Sheet, Reported Amounts [Abstract]
Certificates of deposit, $100,000 or More, Total	$ 1.30	$ 1.41